Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
Income taxes

26.          Income taxes:

The Tax Cuts and Jobs Act ("2017 Act") was enacted on December 22, 2017. The 2017 Act includes a broad range of tax reform proposals affecting businesses, including a reduction in the U.S. federal corporate tax rate from 35% to 21%, a one-time mandatory deemed repatriation tax on earnings of certain foreign subsidiaries that were previously tax deferred, limitations on interest expense deductions, a new base erosion focused minimum tax applicable to certain payments to foreign related parties and the creation of new taxes on earnings of non-US subsidiaries.

For the year ended December 31, 2017, the Company has not finalized the accounting for the tax effects of the enactment of the 2017 Act. However, the Company has made a reasonable estimate of the impact of the 2017 Act on the Company’s existing deferred tax balances and the one-time mandatory deemed repatriation tax. The Company’s deferred tax balances for its US subsidiaries have been re-measured based on the newly enacted tax rates at which the deferred tax assets and liabilities are expected to reverse in future fiscal years. The impact of this re-measurement and the provision for the one-time mandatory deemed repatriation tax was not material.

For other elements of tax expense noted below, the Company has not been able to make a reasonable estimate and continues to account for such items based on the provisions of the tax laws that were in effect immediately prior to the 2017 Act. As the Company finalizes the accounting for the tax effects of the enactment of the 2017 Act, the Company expects to reflect adjustments to the recorded provisional amounts and record additional tax effects of the 2017 Act.

(a)          Income tax expense is comprised of the following:

	For the year ended
	December 31,
	2017	2016
Current tax expense:
Current period	$16.3	$20.3
Adjustment for prior periods	2.3	6.7
	18.6	27.0
Deferred tax expense:
Origination and reversal of temporary differences	(38.0)	(4.4)
Change in unrecognized deductible temporary differences	5.2	1.4
Change in tax rate	0.3	(0.1)
Recognition of previously unrecognized tax losses	(122.4)	—
	(154.9)	(3.1)
Income tax expense (recovery)	$(136.3)	$23.9

(b)          A reconciliation of income taxes at statutory rates to actual income tax expense (recovery) is as follows:

	For the year ended
	December 31,
	2017	2016
Statutory Federal and Provincial tax rate in Canada	26.00%	26.00%
Income tax expense at the statutory tax rate	$(9.3)	$33.7
Foreign earnings subject to different rates	(13.0)	(6.1)
Change in statutory rates	3.9	—
Change in unrecognized deferred tax assets	(122.0)	(0.6)
Foreign exchange differences	(3.4)	(1.1)
Share-based compensation	2.3	1.8
Other permanent differences	5.2	(3.8)
	$(136.3)	$23.9

(c)          Unrecognized deferred tax assets:

Deferred tax assets have not been recognized in respect of the following temporary differences:

	December 31,	December 31,
	2017	2016
Tax losses	$177.6	$254.1
Other deductible temporary differences	90.4	138.3
	$268.0	$392.4

(d)          Recognized deferred tax assets and liabilities:

Deferred tax assets and liabilities are attributable to the following:

December 31, 2017	Assets	Liabilities	Net
Construction contract assets and liabilities	$87.6	$(8.4)	$79.2
Property, plant and equipment	177.8	(20.6)	157.2
Intangible assets and goodwill	9.2	(553.8)	(544.6)
Investment tax credits	11.1	(15.3)	(4.2)
Derivative financial instruments	5.0	(1.5)	3.5
Trade and other payables	26.6	—	26.6
Employee benefits	61.6	—	61.6
Tax loss carry forwards	216.9	—	216.9
Other items	11.2	(2.7)	8.5
Tax assets (liabilities)	607.0	(602.3)	4.7
Set off of tax	(498.7)	498.7	—
Net tax assets (liabilities)	$108.3	$(103.6)	$4.7

December 31, 2016	Assets	Liabilities	Net
Construction contract assets and liabilities	$4.3	$(4.0)	$0.3
Property, plant and equipment	0.1	(0.4)	(0.3)
Intangible assets and goodwill	0.8	(7.0)	(6.2)
Investment tax credits	8.3	(10.6)	(2.3)
Derivative financial instruments	0.2	(0.8)	(0.6)
Trade and other payables	2.3	—	2.3
Employee benefits	5.7	—	5.7
Tax loss carry forwards	4.7	—	4.7
Other items	0.2	(0.1)	0.1
Tax assets (liabilities)	26.6	(22.9)	3.7
Set off of tax	(11.6)	11.6	—
Net tax assets (liabilities)	$15.0	$(11.3)	$3.7

(e)          Movement in temporary differences during the year:

			Recognized	Acquired in
	Balance,	Recognized	in other	business	Foreign	Balance,
	December 31,	in statement	comprehensive	combination	currency	December 31,
	2016	of earnings	income	(note 9)	translation	2017
Construction contract assets and liabilities	$0.3	$(46.3)	$—	$125.3	$(0.1)	$79.2
Property, plant and equipment	(0.3)	74.9	—	82.3	0.3	157.2
Intangible assets and goodwill	(6.2)	(12.9)	—	(525.0)	(0.5)	(544.6)
Investment tax credits	(2.3)	43.8	—	(45.7)	—	(4.2)
Derivative financial instruments	(0.6)	0.5	0.9	2.7	—	3.5
Trade and other payables	2.3	17.6	—	6.5	0.2	26.6
Employee benefits	5.7	43.9	(5.6)	17.3	0.3	61.6
Tax loss carry forwards	4.7	76.1	—	135.6	0.5	216.9
Other items	0.1	(42.7)	0.1	51.4	(0.4)	8.5
	$3.7	$154.9	$(4.6)	$(149.6)	$0.3	$4.7

			Recognized
	Balance,	Recognized	in other	Foreign	Balance,
	December 31,	in statement	comprehensive	currency	December 31,
	2015	of earnings	income	translation	2016
Construction contract assets and liabilities	$1.1	$(0.9)	$—	$0.1	$0.3
Property, plant and equipment	0.2	(0.5)	—	—	(0.3)
Intangible assets and goodwill	(6.1)	0.1	—	(0.2)	(6.2)
Investment tax credits	(6.4)	4.4	—	(0.3)	(2.3)
Derivative financial instruments	(1.1)	0.4	0.1	—	(0.6)
Trade and other payables	3.7	(1.5)	—	0.1	2.3
Employee benefits	5.6	(0.7)	0.6	0.2	5.7
Tax loss carry forwards	2.3	2.4	—	—	4.7
Other items	0.6	(0.6)	—	0.1	0.1
	$(0.1)	$3.1	$0.7	$—	$3.7

(f)           As at December 31, 2017, the Company has non-capital losses carried forward for tax purposes totaling approximately $795.6 million that are available to reduce taxable income of future years. These non-capital losses carried forward expire as follows:

2019	$0.1
2026	1.1
2027	0.7
2028	9.7
2029	1.1
2030	41.6
2031	12.3
2032	171.9
2033	21.0
2034	15.6
2035	56.5
2036	60.2
2037	401.1
No Expiry	2.7
$795.6

The Company also has net capital losses carried forward of approximately $110.0 million that are available to offset capital gains of future years.

(g)          As at December 31, 2017, the Company had taxable temporary differences relating to investments in subsidiaries of $11.6 million (December 31, 2016 -  $63.9 million) that were not recognized because the Company controls the timing of the reversal of the temporary differences and it is satisfied that they will not be reversed in the foreseeable future.